RELATED PARTY TRANSACTIONS - Due to related parties (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
RELATED PARTY TRANSACTIONS
Due to related parties	$ 132,620	$ 7,348
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party	Related Party
Related Party
RELATED PARTY TRANSACTIONS
Due to related parties	$ 132,620	$ 7,348
Related Party | Peidong Xia
RELATED PARTY TRANSACTIONS
Due to related parties	114,358
Related Party | Hongkong Eshallgo Holding Group Co Limited
RELATED PARTY TRANSACTIONS
Due to related parties	10,285
Related Party | Others
RELATED PARTY TRANSACTIONS
Due to related parties	$ 7,977	$ 7,348